Decommissioning liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Decommissioning liability
Balance, beginning of year	$ 22,467	$ 16,894
Liabilities settled during the year	(799)	(405)
Interest cost	478	551
Revisions and new estimated cash flows	(3,994)	5,427
Balance, end of year	18,152	22,467
Less: current portion	1,012	1,260
Long-term decommissioning liability	$ 17,140	$ 21,207